Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	Dec. 31, 2023
Furniture and office equipment [Member[ | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of assets	3 years
Furniture and office equipment [Member[ | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of assets	5 years
Computer equipment [Member[ | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of assets	2 years
Computer equipment [Member[ | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of assets	3 years
Transportation equipment [Member[
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of assets	5 years
Buildings and improvements [Member[ | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of assets	5 years
Buildings and improvements [Member[ | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of assets	20 years
Software [Member[
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of assets	3 years